1
The Gabelli Focused Growth and Income Fund
Schedule of Investments — June 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 76.2%
Automotive: Parts and Accessories  — 1.7%
7,000 Aptiv plc† ................................................. $ 623,490
Building and Construction  — 1.9%
7,750 Herc Holdings Inc. .................................... 698,662
Cable and Satellite  — 1.1%
7,000 Liberty Media Corp. - Liberty Formula One,
Cl. A† ................................................... 405,790
Computer Software and Services  — 2.5%
415 Alphabet Inc., Cl. C† ................................. 907,792
Diversified Industrial  — 0.8%
775 Roper Technologies Inc. ........................... 305,854
Energy and Utilities  — 22.4%
135,000 Energy Transfer LP ................................... 1,347,300
106,208 Enterprise Products Partners LP ............... 2,588,289
96,000 Kinder Morgan Inc. ................................... 1,608,960
35,000 NextEra Energy Partners LP ...................... 2,595,600
8,140,149
Entertainment  — 2.4%
140,000 Sirius XM Holdings Inc. ............................ 858,200
Financial Services  — 10.6%
39,000 Apollo Global Management Inc. ................ 1,890,720
12,500 Morgan Stanley ........................................ 950,750
112,500 New York Community Bancorp Inc. ........... 1,027,125
3,868,595
Food and Beverage  — 7.4%
66,500 Maple Leaf Foods Inc. .............................. 1,307,578
15,000 Mondelēz International Inc., Cl. A .............. 931,350
5,500 Post Holdings Inc.† .................................. 452,925
2,691,853
Health Care  — 5.4%
6,000 AbbVie Inc. .............................................. 918,960
37,500 Option Care Health Inc.† ........................... 1,042,125
1,961,085
Real Estate Investment Trusts  — 16.5%
61,500 Blackstone Mortgage Trust Inc., Cl. A ........ 1,701,705
11,000 Hannon Armstrong Sustainable
Infrastructure Capital Inc. ...................... 416,460
16,500 Healthpeak Properties Inc. ........................ 427,515
115,878 VICI Properties Inc. .................................. 3,452,006
5,997,686
Telecommunications  — 3.5%
62,500 Lumen Technologies Inc. .......................... 681,875
4,500 T-Mobile US Inc.† ..................................... 605,430
1,287,305
TOTAL COMMON STOCKS .................. 27,746,461
Shares
Market
Value
PREFERRED STOCKS  — 21.2%
Diversified Industrial  — 3.2%
10,395 Babcock & Wilcox Enterprises Inc.,
8.125%, 02/28/26 ................................. $ 246,881
40,000 Steel Partners Holdings LP, Ser. A,
6.000%, 02/07/26 ................................. 913,200
1,160,081
Energy and Utilities  — 4.8%
73,500 Energy Transfer LP, Ser. D, 7.625% ........... 1,740,480
Financial Services  — 3.4%
37,023 Argo Blockchain plc, Ser. A, 8.750%,
11/30/26 ............................................... 635,315
42,500 Greenidge Generation Holdings Inc.,
8.500%, 10/31/26 ................................. 621,350
1,256,665
Retail  — 9.8%
61,102 Qurate Retail Inc., 8.000%, 03/15/31 ........ 3,571,412
TOTAL PREFERRED STOCKS ............... 7,728,638
MANDATORY CONVERTIBLE SECURITIES(a)  — 2.0%
Entertainment  — 2.0%
18,600 Paramount Global, Ser. A,
5.750%, 04/01/24 ................................. 734,328
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 0.6%
$ 220,000 U.S. Treasury Bill,
1.258%††, 09/08/22 ............................. 219,350
TOTAL INVESTMENTS — 100.0%
(Cost $28,415,579) ............................... $ 36,428,777
(a) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
† Non-income producing security.
†† Represents annualized yield at date of purchase.